Financial and Other Assets	12 Months Ended
Dec. 31, 2018
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Financial and Other Assets
14.	Financial and Other Assets

(CAD$ in millions)	December 31, 2018	December 31, 2017
Long-term receivables and deposits	$220	$209
Marketable equity and debt securities carried at fair value	167	156
Debt prepayment options (Note 28(c))	73	108
Pension plans in a net asset position (Note 21(a))	254	339
Long-term portion of inventories (Note 13)	62	108
Intangibles	80	76
Other	51	55

	$907	$1,051